Performance Management	Dec. 31, 2025
Lazard Developing Markets Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Developing Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Developing Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Developing Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q2	24.47%

Worst Quarter:
2020, Q1	-28.66%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2025) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard Developing Markets Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended	207 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		33.57%	4.20%	8.42%
Institutional | Average Annual Return, Percent		33.66%	1.69%	7.91%
Institutional | Performance Inception Date					Sep. 30, 2008
Institutional | After Taxes on Distributions | Average Annual Return, Percent		33.01%	1.58%	7.85%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		19.91%	1.42%	6.58%
Open | Average Annual Return, Percent		33.30%	1.44%	7.58%
Open | Performance Inception Date					Sep. 30, 2008
R6 | Average Annual Return, Percent		33.66%	1.69%	7.91%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Developing Markets Equity Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard Emerging Markets Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q4	23.97%

Worst Quarter:
2020, Q1	-30.09%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard Emerging Markets Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended	348 Months Ended	378 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		33.57%	4.20%	8.42%
Institutional | Average Annual Return, Percent		41.33%	10.80%	9.55%
Institutional | Performance Inception Date							Jul. 15, 1994
Institutional | After Taxes on Distributions | Average Annual Return, Percent		40.16%	10.11%	9.15%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		24.46%	8.62%	8.00%
Open | Average Annual Return, Percent		41.02%	10.52%	9.27%
Open | Performance Inception Date						Jan. 08, 1997
R6 | Average Annual Return, Percent		41.37%	10.81%	9.56%
R6 | Performance Inception Date					Jan. 19, 2015

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Emerging Markets Equity Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.97%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard Emerging Markets Equity Advantage Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Advantage Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Advantage Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Advantage Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q4	17.93%

Worst Quarter:
2020, Q1	-23.63%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard Emerging Markets Equity Advantage Portfolio		12 Months Ended	34 Months Ended	60 Months Ended	120 Months Ended	127 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		33.57%		4.20%	8.42%
Institutional | Average Annual Return, Percent		33.72%		6.00%	9.51%
Institutional | Performance Inception Date						May 29, 2015
Institutional | After Taxes on Distributions | Average Annual Return, Percent		32.90%		5.21%	9.03%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		20.17%		4.54%	7.82%
Open | Average Annual Return, Percent		33.25%		5.70%	9.20%
Open | Performance Inception Date						May 29, 2015
R6 | Average Annual Return, Percent		33.63%
R6 | Performance Inception Date			Feb. 22, 2023

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Emerging Markets Equity Advantage Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard Enhanced Opportunities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Enhanced Opportunities Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Enhanced Opportunities Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q4	6.57%

Worst Quarter:
2020, Q1	-7.13%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2025) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard Enhanced Opportunities Portfolio		12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)
Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		7.58%	0.06%	2.44%
HFRX Global Hedge Fund Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
HFRX Global Hedge Fund Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		7.14%	2.87%	3.08%
Institutional | Average Annual Return, Percent		10.82%	5.43%	5.25%
Institutional | Performance Inception Date					Dec. 31, 2014
Institutional | After Taxes on Distributions | Average Annual Return, Percent		10.51%	3.54%	3.39%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.40%	3.33%	3.23%
Open | Average Annual Return, Percent		10.90%	5.27%	5.04%
Open | Performance Inception Date					Dec. 31, 2014
R6 | Average Annual Return, Percent		10.82%	5.43%	5.25%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Enhanced Opportunities Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard Equity Franchise Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Equity Franchise Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Equity Franchise Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Equity Franchise Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q4	21.99%

Worst Quarter:
2020, Q1	-33.33%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares

(which were not operational as of December 31, 2025) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard Equity Franchise Portfolio		12 Months Ended	60 Months Ended	99 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI World Index (reflects no deduction for fees, expenses or taxes)
MSCI World Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		21.09%	12.15%	11.90%
Institutional | Average Annual Return, Percent		4.07%	6.84%	6.60%
Institutional | Performance Inception Date				Sep. 29, 2017
Institutional | After Taxes on Distributions | Average Annual Return, Percent		(3.30%)	2.28%	3.09%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.51%	3.94%	4.04%
Open | Average Annual Return, Percent		3.70%	6.55%	6.32%
Open | Performance Inception Date				Sep. 29, 2017
R6 | Average Annual Return, Percent		4.07%	6.84%	6.60%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	MSCI World Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Equity Franchise Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.99%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard Global Listed Infrastructure Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Global Listed Infrastructure Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Global Listed Infrastructure Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2017, Q1	10.52%

Worst Quarter:
2020, Q1	-16.07%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2025) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard Global Listed Infrastructure Portfolio		12 Months Ended	60 Months Ended	120 Months Ended	192 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI World Index (reflects no deduction for fees, expenses or taxes)
MSCI World Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		21.09%	12.15%	12.17%
MSCI World Core Infrastructure (Hedged) Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI World Core Infrastructure (Hedged) Index (reflects no deduction for fees, expenses or taxes)
MSCI World Core Infrastructure (Hedged) Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		13.41%	8.35%	9.13%
Institutional | Average Annual Return, Percent		23.86%	11.64%	9.92%
Institutional | Performance Inception Date					Dec. 31, 2009
Institutional | After Taxes on Distributions | Average Annual Return, Percent		21.25%	9.67%	8.23%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		14.56%	8.70%	7.64%
Open | Average Annual Return, Percent		23.53%	11.35%	9.63%
Open | Performance Inception Date					Dec. 31, 2009
R6 | Average Annual Return, Percent		23.86%	11.64%	9.92%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	MSCI World Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Global Listed Infrastructure Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.52%
Highest Quarterly Return, Date	Mar. 31, 2017
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard Global Small Cap Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Global Small Cap Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Effective September 1, 2025, certain changes were made to the Portfolio’s principal investments strategies, permitting investment of a significant amount of the Portfolio's net assets in U.S. securities in addition to non-U.S. securities. The Portfolio’s performance information prior to September 1, 2025 relates only to the Portfolio’s prior principal investment strategies. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Global Small Cap Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Effective September 1, 2025, certain changes were made to the Portfolio’s principal investments strategies, permitting investment of a significant amount of the Portfolio's net assets in U.S. securities in addition to non-U.S. securities. The Portfolio’s performance information prior to September 1, 2025 relates only to the Portfolio’s prior principal investment strategies. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q2	22.85%

Worst Quarter:
2020, Q1	-26.42%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares

(which were not operational as of December 31, 2025) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard Global Small Cap Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended	347 Months Ended	385 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Investable Market Index (IMI)(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI World Investable Market Index (IMI) (reflects no deduction for fees, expenses or taxes)
MSCI World Investable Market Index (IMI)(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		20.98%	11.58%	11.86%
MSCI EAFE/World Small Cap Linked Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI EAFE/World Small Cap Linked Index (reflects no deduction for fees, expenses or taxes)
MSCI EAFE/World Small Cap Linked Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		32.53%	5.73%	7.55%
MSCI EAFE Investable Market Index (IMI)(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI EAFE Investable Market Index (IMI) (reflects no deduction for fees, expenses or taxes)
MSCI EAFE Investable Market Index (IMI)(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		31.33%	8.44%	8.08%
Institutional | Average Annual Return, Percent		35.93%	3.77%	5.34%
Institutional | Performance Inception Date						Dec. 01, 1993
Institutional | After Taxes on Distributions | Average Annual Return, Percent		34.88%	1.88%	4.10%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		21.27%	2.77%	4.13%
Open | Average Annual Return, Percent		35.58%	3.52%	5.07%
Open | Performance Inception Date					Feb. 13, 1997
R6 | Average Annual Return, Percent		35.93%	3.77%	5.34%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	MSCI World Investable Market Index (IMI)(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Global Small Cap Equity Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard Government Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

Because the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year. Updated performance information is available at

www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Annual performance returns provide some indication of the risks of investing in the Portfolio by showing the changes in performance from year to year.
Performance One Year or Less [Text]	Because the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented.
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard International Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2022, Q4	15.71%

Worst Quarter:
2020, Q1	-23.05%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard International Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended	129 Months Ended	347 Months Ended	410 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		31.22%	8.92%	8.18%
Institutional | Average Annual Return, Percent		34.12%	8.35%	7.18%
Institutional | Performance Inception Date							Oct. 29, 1991
Institutional | After Taxes on Distributions | Average Annual Return, Percent		29.82%	5.95%	5.77%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		21.95%	6.06%	5.55%
Open | Average Annual Return, Percent		33.78%	8.08%	6.90%
Open | Performance Inception Date						Jan. 23, 1997
R6 | Average Annual Return, Percent		34.10%	8.38%	7.20%
R6 | Performance Inception Date					Apr. 01, 2015

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard International Equity Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.71%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard International Equity Select Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Select Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Select Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Select Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q2	15.53%

Worst Quarter:
2020, Q1	-23.91%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2025) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard International Equity Select Portfolio		12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex-US Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI ACWI ex-US Index (reflects no deduction for fees, expenses or taxes)
MSCI ACWI ex-US Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		32.39%	7.91%	8.41%
Institutional | Average Annual Return, Percent		24.69%	4.47%	5.81%
Institutional | Performance Inception Date					May 31, 2001
Institutional | After Taxes on Distributions | Average Annual Return, Percent		23.51%	4.01%	5.50%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		14.68%	3.49%	4.74%
Open | Average Annual Return, Percent		24.34%	4.21%	5.51%
Open | Performance Inception Date					May 31, 2001
R6 | Average Annual Return, Percent		24.69%	4.47%	5.81%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	MSCI ACWI ex-US Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard International Equity Select Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard International Quality Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Quality Growth Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Quality Growth Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q2	18.32%

Worst Quarter:
2020, Q1	-18.28%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard International Quality Growth Portfolio		12 Months Ended	34 Months Ended	60 Months Ended	84 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex-US Index | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index
MSCI All Country World ex-US Index | Average Annual Return, Percent		32.39%		7.91%	10.15%
MSCI All Country World ex-US Index | Performance Inception Date					Dec. 31, 2018
MSCI All Country World ex-US Index | Average Annual Return, Percent			16.14%
MSCI All Country World ex-US Index | Performance Inception Date			Feb. 22, 2023
MSCI All Country World ex-US Growth Index | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Growth Index
MSCI All Country World ex-US Growth Index | Average Annual Return, Percent		25.65%		4.01%	9.56%
MSCI All Country World ex-US Growth Index | Performance Inception Date					Dec. 31, 2018
MSCI All Country World ex-US Growth Index | Average Annual Return, Percent			13.41%
MSCI All Country World ex-US Growth Index | Performance Inception Date			Feb. 22, 2023
Institutional | Average Annual Return, Percent		11.69%		4.08%	10.16%
Institutional | Performance Inception Date					Dec. 31, 2018
Institutional | After Taxes on Distributions | Average Annual Return, Percent		10.42%		3.57%	9.65%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.55%		3.15%	8.18%
Open | Average Annual Return, Percent		11.34%		3.81%	9.87%
Open | Performance Inception Date					Dec. 31, 2018
R6 | Average Annual Return, Percent		11.80%	10.26%
R6 | Performance Inception Date			Feb. 22, 2023

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard International Quality Growth Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard International Strategic Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Strategic Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at

www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Strategic Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Strategic Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q4	17.19%

Worst Quarter:
2020, Q1	-23.80%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard International Strategic Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended	239 Months Ended	242 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		31.22%	8.92%	8.18%
Institutional | Average Annual Return, Percent		25.54%	5.01%	6.44%
Institutional | Performance Inception Date							Oct. 31, 2005
Institutional | After Taxes on Distributions | Average Annual Return, Percent		17.56%	2.66%	4.97%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		18.72%	3.60%	5.01%
Open | Average Annual Return, Percent		25.31%	4.74%	6.16%
Open | Performance Inception Date						Feb. 03, 2006
R6 | Average Annual Return, Percent		25.50%	5.01%	6.43%
R6 | Performance Inception Date					Jan. 19, 2015

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard International Strategic Equity Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.19%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard Opportunistic Strategies Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Opportunistic Strategies Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Opportunistic Strategies Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q2	13.58%

Worst Quarter:
2018, Q4	-12.77%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2025) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard Opportunistic Strategies Portfolio		12 Months Ended	60 Months Ended	120 Months Ended	213 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI World Index (reflects no deduction for fees, expenses or taxes)
MSCI World Index (reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		21.09%	12.15%	12.17%
Global Asset Allocation Blended Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Global Asset Allocation Blended Index (reflects no deduction for fees, expenses or taxes)
Global Asset Allocation Blended Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		15.57%	6.97%	8.22%
Institutional | Average Annual Return, Percent		14.01%	6.29%	6.35%
Institutional | Performance Inception Date						Mar. 26, 2008
Institutional | After Taxes on Distributions | Average Annual Return, Percent		9.93%	4.39%	4.76%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.18%	4.57%	4.62%
Open | Average Annual Return, Percent		13.72%	6.01%	6.08%
Open | Performance Inception Date					Mar. 31, 2008
R6 | Average Annual Return, Percent		14.01%	6.29%	6.35%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Opportunistic Strategies Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.77%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Lazard Real Assets Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Real Assets Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Effective September 1, 2020, certain changes were made to the Portfolio’s principal investments strategies, including removing inflation-indexed securities from its policy with respect to the investment of 80% of its assets. The Portfolio’s performance information prior to September 1, 2020 relates only to the Portfolio’s prior principal investment strategies. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Real Assets Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Effective September 1, 2020, certain changes were made to the Portfolio’s principal investments strategies, including removing inflation-indexed securities from its policy with respect to the investment of 80% of its assets. The Portfolio’s performance information prior to September 1, 2020 relates only to the Portfolio’s prior principal investment strategies. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2024, Q3	10.67%

Worst Quarter:
2020, Q1	-15.79%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard Real Assets Portfolio		12 Months Ended	41 Months Ended	60 Months Ended	108 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index | Average Annual Return, Label [Optional Text]	MSCI World Index
MSCI World Index | Average Annual Return, Percent		21.09%		12.15%	12.70%
MSCI World Index | Performance Inception Date					Dec. 30, 2016
MSCI World Index | Average Annual Return, Percent						12.54%
MSCI World Index | Performance Inception Date						Jan. 09, 2017
MSCI World Index | Average Annual Return, Percent			17.83%
MSCI World Index | Performance Inception Date			Jul. 22, 2022
Real Assets Blend Index | Average Annual Return, Label [Optional Text]	Real Assets Blend Index
Real Assets Blend Index | Average Annual Return, Percent		14.31%		7.23%	6.09%
Real Assets Blend Index | Performance Inception Date					Dec. 30, 2016
Real Assets Blend Index | Average Annual Return, Percent						6.07%
Real Assets Blend Index | Performance Inception Date						Jan. 09, 2017
Real Assets Blend Index | Average Annual Return, Percent			4.88%
Real Assets Blend Index | Performance Inception Date			Jul. 22, 2022
Institutional | Average Annual Return, Percent		16.80%		7.54%	6.11%
Institutional | Performance Inception Date					Dec. 30, 2016
Institutional | After Taxes on Distributions | Average Annual Return, Percent		13.05%		4.94%	4.24%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.85%		4.77%	4.08%
Open | Average Annual Return, Percent		16.44%		7.25%		5.82%
Open | Performance Inception Date						Jan. 09, 2017
R6 | Average Annual Return, Percent		16.72%	5.86%
R6 | Performance Inception Date			Jul. 22, 2022

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard Real Assets Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.67%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard US Convertibles Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Convertibles Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Convertibles Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2025, Q2	9.24%

Worst Quarter:
2023, Q3	-4.06%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2025) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard US Convertibles Portfolio		12 Months Ended	36 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)
Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		7.58%	5.24%
ICE BofAML US Convertible Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	ICE BofAML US Convertible Index (reflects no deduction for fees, expenses or taxes)
ICE BofAML US Convertible Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		17.98%	13.96%
Institutional | Average Annual Return, Percent		16.94%	10.83%
Institutional | Performance Inception Date			Dec. 30, 2022
Institutional | After Taxes on Distributions | Average Annual Return, Percent		14.62%	9.26%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.94%	7.91%
Open | Average Annual Return, Percent		16.51%	10.54%
Open | Performance Inception Date			Dec. 30, 2022
R6 | Average Annual Return, Percent		16.94%	10.83%
R6 | Performance Inception Date			Dec. 30, 2022

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard US Convertibles Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.24%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.06%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Lazard US Equity Focus Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Equity Focus Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Equity Focus Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Equity Focus Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q2	19.33%

Worst Quarter:
2020, Q1	-20.03%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard US Equity Focus Portfolio		12 Months Ended	60 Months Ended	120 Months Ended	139 Months Ended	252 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
S&P 500 Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		17.88%	14.42%	14.82%
Institutional | Average Annual Return, Percent		15.18%	10.74%	12.44%
Institutional | Performance Inception Date						Dec. 30, 2004
Institutional | After Taxes on Distributions | Average Annual Return, Percent		11.60%	9.15%	10.37%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.17%	8.28%	9.64%
Open | Average Annual Return, Percent		14.86%	10.44%	12.14%
Open | Performance Inception Date						Dec. 30, 2004
R6 | Average Annual Return, Percent		15.17%	10.73%	12.45%
R6 | Performance Inception Date					May 19, 2014

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	S&P 500 Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard US Equity Focus Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard US High Yield Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US High Yield Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard US High Yield Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q2	7.80%

Worst Quarter:
2020, Q1	-9.80%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard US High Yield Portfolio		12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended	334 Months Ended	336 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)
Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		7.58%	0.06%		2.44%
ICE BofA US High Yield Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)
ICE BofA US High Yield Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		8.50%	4.50%		6.45%
Institutional | Average Annual Return, Percent		10.46%	3.54%		4.77%
Institutional | Performance Inception Date							Jan. 02, 1998
Institutional | After Taxes on Distributions | Average Annual Return, Percent		7.98%	1.63%		2.81%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.13%	1.84%		2.79%
Open | Average Annual Return, Percent		10.17%	3.27%		4.49%
Open | Performance Inception Date						Feb. 24, 1998
R6 | Average Annual Return, Percent		10.46%	3.56%
R6 | Performance Inception Date				Nov. 03, 2016

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard US High Yield Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lazard US Short Duration Fixed Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Short Duration Fixed Income Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Short Duration Fixed Income Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2024, Q3	3.11%

Worst Quarter:
2022, Q1	-1.62%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2025) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard US Short Duration Fixed Income Portfolio		12 Months Ended	60 Months Ended	120 Months Ended	178 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)
Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		7.58%	0.06%	2.44%
ICE BofA 1-3 Year U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	ICE BofA 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
ICE BofA 1-3 Year U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		5.09%	1.79%	1.85%
Institutional | Average Annual Return, Percent		4.67%	1.97%	1.80%
Institutional | Performance Inception Date					Feb. 28, 2011
Institutional | After Taxes on Distributions | Average Annual Return, Percent		3.14%	0.94%	0.96%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.75%	1.06%	1.01%
Open | Average Annual Return, Percent		4.53%	1.77%	1.56%
Open | Performance Inception Date					Feb. 28, 2011
R6 | Average Annual Return, Percent		4.67%	1.97%	1.80%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Bloomberg US Universal Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard US Short Duration Fixed Income Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.11%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.62%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Lazard US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Small Cap Equity Select Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Effective September 1, 2023, certain changes were made to the Portfolio’s principal investments strategies, including removing mid-capitalization companies from its policy with respect to the investment of 80% of its assets. The Portfolio’s performance information prior to September 1, 2023 relates only to the Portfolio’s prior principal investment strategies. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Small Cap Equity Select Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Effective September 1, 2023, certain changes were made to the Portfolio’s principal investments strategies, including removing mid-capitalization companies from its policy with respect to the investment of 80% of its assets. The Portfolio’s performance information prior to September 1, 2023 relates only to the Portfolio’s prior principal investment strategies. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns for Institutional Shares As of December 31, 2025
Bar Chart Closing [Text Block]

Best Quarter:
2020, Q4	23.67%

Worst Quarter:
2020, Q1	-31.16%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Lazard US Small Cap Equity Select Portfolio		12 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended	347 Months Ended	410 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Russell 3000 Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		17.15%	13.15%		14.29%
Russell 2000 Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Russell 2000 Index(reflects no deduction for fees, expenses or taxes) | Average Annual Return, Percent		12.81%	6.09%		9.62%
Institutional | Average Annual Return, Percent		2.46%	4.98%		7.34%
Institutional | Performance Inception Date							Oct. 30, 1991
Institutional | After Taxes on Distributions | Average Annual Return, Percent		0.77%	2.64%		5.19%
Institutional | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.79%	3.60%		5.44%
Open | Average Annual Return, Percent		2.26%	4.70%		7.04%
Open | Performance Inception Date						Jan. 30, 1997
R6 | Average Annual Return, Percent		2.50%	5.05%
R6 | Performance Inception Date				Jan. 08, 2020

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Russell 3000 Index(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.lazardassetmanagement.com
Performance Availability Phone [Text]	(800) 823-6300
Lazard US Small Cap Equity Select Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.67%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(31.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020